Share-based Payment Arrangements (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Payment Arrangements [Abstract]
Total share-based expense recognized	$ 2,308	$ 400	$ 59